Average Annual Total Returns - Class K - BlackRock LifePath Dynamic 2060 Fund	Apr. 30, 2021
LifePath Dynamic 2060 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.18%
Since Inception	11.79%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
Since Inception	15.90%
Class K Shares
Average Annual Return:
1 Year	14.62%
Since Inception	11.69%
Inception Date	May 31, 2017
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	13.88%
Since Inception	10.36%
Inception Date	May 31, 2017
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.82%
Since Inception	8.70%
Inception Date	May 31, 2017